Organization and Significant Accounting Policies - Summary of Condensed Income Statement (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other expenses:
Changes in fair value of warrant liability		$ 5,526	$ 0	$ 13,363
Total other expenses		36,391	51,794	247,407	$ 232,077	$ 229,643
Loss before income taxes		1,197	(20,356)	(180,401)	(18,403)	(1,319,557)
Net loss		(546)	(21,723)	(175,070)	(19,756)	(1,151,223)
Net loss attributable to stockholders of Advantage Solutions Inc.		(116)	(21,708)	(175,806)	(21,172)	(1,157,332)
Other comprehensive loss, net tax:
Total comprehensive loss attributable to stockholders of Advantage Solutions Inc.		$ (2,536)	$ (29,868)	$ (166,979)	$ (15,675)	$ (1,166,293)
Net loss per common share:
Basic and diluted		$ 0.00	$ (0.11)	$ (0.79)	$ (0.10)	$ (5.68)
Previously Reported
Other expenses:
Changes in fair value of warrant liability				$ 0
Total other expenses				234,044
Loss before income taxes				(167,038)
Net loss				(161,707)
Net loss attributable to stockholders of Advantage Solutions Inc.				(162,443)
Other comprehensive loss, net tax:
Total comprehensive loss attributable to stockholders of Advantage Solutions Inc.				$ (153,616)
Net loss per common share:
Basic and diluted				$ (0.73)
Revision of Prior Period, Adjustment
Other expenses:
Changes in fair value of warrant liability	[1]			$ 13,363
Total other expenses				13,363
Loss before income taxes				(13,363)
Net loss				(13,363)
Net loss attributable to stockholders of Advantage Solutions Inc.				(13,363)
Other comprehensive loss, net tax:
Total comprehensive loss attributable to stockholders of Advantage Solutions Inc.				$ (13,363)
Net loss per common share:
Basic and diluted				$ (0.06)

[1]	The adjustments reflect the revision to record the initial warrant liability of the private placement warrants and to remeasure the warrant liability to the fair value as of December 31, 2020. The initial fair value of the private placement warrants of $7.9 million was recorded on the Closing date as a warrant liability with a decrease to additional paid-in capital. Subsequently, the warrant liability was adjusted to fair value of $21.2 million and the difference of $13.4 million was reflected in “Change in fair value of warrant liability” in the Consolidated Statements of Operations and Comprehensive Loss and Consolidated Statement of Cash Flows.